Employee Benefit Plans (Narrative) (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to qualified defined benefit pension plans and OPEB plans	$ 0		$ 0
Discontinued operations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4,000,000	$ 6,000,000	8,000,000	$ 12,000,000
Non-service cost	(12,000,000)	(10,000,000)	(23,000,000)	(21,000,000)
Other Postretirement Benefits Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 4,000,000	$ 5,000,000	$ 7,000,000	$ 11,000,000
Other Postretirement Benefits Plan | Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to voluntary employees beneficiary association					$ 0